Other Current Assets (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Other current assets
Other receivable	¥ 19,901	¥ 13,906
Deferred tax assets (Note 16)	9,549	10,438
Costs on uncompleted construction contracts	9,701	9,572
Prepaid expenses	6,612	5,225
Other	6,221	8,926
Other current assets	¥ 51,984	¥ 48,067